Equity - Issued Capital (Details) - Schedule of Equity Issued Capital	Dec. 31, 2023 AUD ($) shares	Dec. 31, 2023 USD ($) shares	Dec. 31, 2022 AUD ($) shares	Dec. 31, 2021 AUD ($) shares
Schedule of Equity Issued Capital [Abstract]
Ordinary shares - fully paid	1,326,676,693	1,326,676,693	1,331,279,665	321,936,715
Ordinary shares - fully paid	$ 41,855,722	$ 28,629,314	$ 41,636,762	$ 26,504,136